Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about fixed assets
	2024
	PV + Storage (A)	Wind farms (B)	Others	Total
	USD in thousands
Cost:
As of January 1, 2024	1,179,394	1,894,508	8,114	3,082,016
Additions	666,740	183,839	10,774	861,353
Initial consolidation	49,831	-	-	49,831
Reclassification from contract assets according to IFRIC 12 (*)	99,416	-	-	99,416
Classification to disposal group held for sale (**)	(77,911)	-	-	(77,911)
Translation differences	(12,298)	(85,831)	(36)	(98,165)
Cost as of December 31, 2024	1,905,172	1,992,516	18,852	3,916,540

Accumulated depreciation:
As of January 1, 2024	25,590	106,179	2,878	134,647
Depreciation expenses	30,675	65,948	1,360	97,983
Classification to disposal group held for sale (**)	(7,725)	-	-	(7,725)
Translation differences	(1,154)	(6,375)	(28)	(7,557)
Accumulated depreciation as of December 31, 2024	47,386	165,752	4,210	217,348

Carrying value as of December 31, 2024	1,857,786	1,826,764	14,642	3,699,192

	2023
	PV + Storage (A)	Wind farms (B)	Others	Total
	USD in thousands
Cost:
As of January 1, 2023	529,426	1,760,859	5,639	2,295,924
Additions	694,386	82,256	2,575	779,217
Sale of consolidated companies	(21,828)	-	-	(21,828)
Translation differences	(22,590)	51,393	(100)	28,703
Cost as of December 31, 2023	1,179,394	1,894,508	8,114	3,082,016

Accumulated depreciation:
As of January 1, 2023	17,079	56,089	2,022	75,190
Depreciation expenses	11,839	46,058	938	58,835
Sale of consolidated companies	(3,098)	-	-	(3,098)
Translation differences	(230)	4,032	(82)	3,720
Accumulated depreciation as of December 31, 2023	25,590	106,179	2,878	134,647

Carrying value as of December 31, 2023	1,153,804	1,788,329	5,236	2,947,369

(*)
At the beginning of 2024, the Company reclassified cluster of PV projects in Israel from contract assets to fixed assets due to significant changes to terms of the concession agreement, for additional information please see Note 9.

(**)
At the end of 2024, the Company reclassified a cluster of PV + Storage projects in Israel to disposal group held for sale according to the Company’s intention of selling the projects, for additional information please see Note 7.